Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2017
Income Statement [Abstract]
Revenue	$ 17,839			$ 99,330
Cost of Revenue	4,369			29,139
Gross Profit	13,470			70,191
Operating Expenses
Consulting expenses	17,800	10,300
Travel expenses	15,560	8,880
Other general and administrative	12,347	5,720
General and administrative			7,562	136,144
Total Operating Expenses	45,707	24,900	7,562	136,144
Loss from Operations	(32,237)	(24,900)
Other Expense
Foreign exchange loss	(1,771)
Total Other Loss	(1,771)
Loss from Operations Before Income Tax	(34,008)	(24,900)	(7,562)	(65,953)
Provision for Income Tax
Net Loss	(34,008)	(24,900)	$ (7,562)	$ (65,953)
Other Comprehensive Income
Foreign currency translation gain	65
Comprehensive Loss	$ (33,943)	$ (24,900)
Basic and Diluted Net Loss Per Share	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted Average Number of Shares Outstanding - Basic and Diluted	19,003,367	9,349,450	20,000,000	16,877,579